Performance B.5. Other non-operating (expenses) income, net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Change in fair value of derivatives (see note D.1.2.)	$ (1)	$ (22)	$ 3
Exchange gain (loss), net	(41)	18	25
Other non-operating income (expenses), net	2	0	(9)
Total	$ (40)	$ (4)	$ 20